Schedule of Investments
(unaudited)
January 31, 2024
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 6.0%
Ampol Ltd. .................. 403 $ 9,532
Aristocrat Leisure Ltd. ........... 3,624 104,482
Brambles Ltd. ................ 8,483 80,883
Charter Hall Group
(a)
............ 850 6,630
Cochlear Ltd. ................ 350 69,457
Commonwealth Bank of Australia ... 423 32,256
Evolution Mining Ltd. ........... 5,380 11,270
Flight Centre Travel Group Ltd. .... 196 2,708
Fortescue Ltd. ................ 570 11,016
GPT Group (The)
(a)
............. 960 2,901
Iluka Resources Ltd. ............ 3,774 17,627
Lendlease Corp. Ltd.
(a)
.......... 7,966 38,241
Macquarie Group Ltd. ........... 1,127 139,060
Orica Ltd. ................... 652 6,877
QBE Insurance Group Ltd. ....... 697 7,177
REA Group Ltd. ............... 270 32,202
Rio Tinto Ltd. ................ 756 65,052
Rio Tinto plc ................. 858 59,390
Sonic Healthcare Ltd. ........... 1,058 22,059
South32 Ltd. ................. 20,888 45,227
Stockland
(a)
.................. 4,172 12,320
Transurban Group
(a)
............ 125 1,098
Woodside Energy Group Ltd. ...... 778 16,273
Worley Ltd. .................. 8,487 81,505
875,243
Austria — 0.9%
BAWAG Group AG
(b) (c)
........... 657 33,827
Erste Group Bank AG ........... 1,373 59,147
OMV AG ................... 104 4,629
Verbund AG ................. 407 33,096
130,699
Belgium — 1.1%
Groupe Bruxelles Lambert NV ..... 339 25,699
KBC Group NV ............... 1,164 75,930
Sofina SA ................... 17 4,066
Syensqo SA
(d)
................ 127 11,322
UCB SA .................... 357 33,581
Warehouses De Pauw CVA ....... 278 8,133
158,731
Brazil — 0.0%
Yara International ASA .......... 122 4,032
China — 0.8%
BOC Hong Kong Holdings Ltd. ..... 15,000 35,952
Budweiser Brewing Co. APAC Ltd.
(b) (c)
700 1,103
Prosus NV .................. 2,738 81,460
Wilmar International Ltd. ......... 400 980
119,495
Denmark — 4.5%
DSV A/S .................... 225 40,255
Genmab A/S
(d)
................ 85 23,504
Novo Nordisk A/S , Class B ....... 3,948 451,274
Novozymes A/S , Class B ......... 1,987 101,815
Orsted A/S
(b) (c)
................ 54 3,044
Pandora A/S ................. 92 13,443
Vestas Wind Systems A/S
(d)
....... 1,057 29,802
663,137
Finland — 0.5%
Sampo OYJ , Class A ........... 159 6,655
Stora Enso OYJ , Class R ........ 219 2,787
Security
Shares
Shares Value
Finland (continued)
Wartsila OYJ Abp .............. 3,962 $ 58,445
67,887
France — 8.6%
Air Liquide SA ................ 41 7,672
Arkema SA .................. 66 7,183
AXA SA .................... 3,805 127,716
Carrefour SA ................. 4,258 72,694
Cie Generale des Etablissements
Michelin SCA .............. 121 4,018
Credit Agricole SA ............. 6,906 98,927
Dassault Aviation SA ........... 167 31,631
Dassault Systemes SE .......... 1,744 90,406
Eiffage SA .................. 850 88,936
Engie SA ................... 5,101 81,476
Eurazeo SE ................. 135 11,499
Gecina SA .................. 169 18,638
Hermes International SCA ........ 81 170,882
La Francaise des Jeux SAEM
(b) (c)
... 358 14,511
L'Oreal SA .................. 52 24,885
LVMH Moet Hennessy Louis Vuitton SE 142 118,152
Pernod Ricard SA ............. 688 112,822
Rexel SA ................... 71 1,891
Societe Generale SA ........... 974 25,037
TotalEnergies SE .............. 948 61,502
Ubisoft Entertainment SA
(d)
....... 910 20,073
Valeo SE ................... 4,129 53,894
Vallourec SACA
(d)
.............. 36 515
Worldline SA
(b) (c) (d)
............. 219 2,961
1,247,921
Germany — 8.9%
Allianz SE (Registered) .......... 55 14,695
BASF SE ................... 1,349 64,488
Bayer AG (Registered) .......... 72 2,240
Bayerische Motoren Werke AG .... 597 62,120
Deutsche Boerse AG ........... 62 12,347
Deutsche Lufthansa AG (Registered)
(d)
1,617 13,446
Deutsche Telekom AG (Registered) . 7,252 178,021
Evonik Industries AG ........... 1,147 21,100
Henkel AG & Co. KGaA ......... 396 27,083
HUGO BOSS AG .............. 61 3,810
Infineon Technologies AG ........ 3,718 135,547
Mercedes-Benz Group AG ........ 2,370 160,005
Merck KGaA ................. 46 7,547
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 155 65,986
Nordex SE
(d)
................. 585 5,969
SAP SE .................... 1,554 269,225
Scout24 SE
(b) (c)
............... 253 18,628
Siemens AG (Registered) ........ 1,290 230,941
1,293,198
Hong Kong — 1.5%
AIA Group Ltd.
(e)
.............. 23,600 185,081
CK Asset Holdings Ltd. .......... 2,000 9,025
Swire Properties Ltd. ........... 3,800 7,101
Wharf Real Estate Investment Co. Ltd. 8,000 23,439
224,646
Ireland — 0.1%
Kerry Group plc , Class A ......... 136 12,122
Kingspan Group plc ............ 108 8,772
20,894

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel — 0.4%
Bank Hapoalim BM ............ 1,986 $ 16,896
Bank Leumi Le-Israel BM ........ 331 2,514
Elbit Systems Ltd. ............. 10 2,063
Nice Ltd.
(d)
.................. 180 37,347
58,820
Italy — 2.2%
A2A SpA ................... 8,846 17,539
Assicurazioni Generali SpA ....... 903 20,143
Enel SpA ................... 22,989 156,863
Eni SpA .................... 1,077 17,169
Intesa Sanpaolo SpA ........... 13,910 42,861
Terna - Rete Elettrica Nazionale .... 1,419 11,965
UniCredit SpA ................ 1,624 47,570
314,110
Japan — 22.4%
Asahi Kasei Corp. ............. 3,400 25,784
Astellas Pharma, Inc. ........... 8,000 93,140
Central Japan Railway Co. ....... 2,100 52,485
Dai-ichi Life Holdings, Inc. ........ 900 19,739
Daito Trust Construction Co. Ltd. ... 100 11,375
Daiwa Securities Group, Inc. ...... 1,000 7,167
ENEOS Holdings, Inc. .......... 5,100 20,597
Fast Retailing Co. Ltd. .......... 400 106,791
Hitachi Ltd. .................. 2,300 180,666
Hoya Corp. .................. 200 25,406
Hulic Co. Ltd. ................ 200 2,208
Japan Exchange Group, Inc. ...... 200 4,426
Japan Post Bank Co. Ltd. ........ 1,300 13,520
Japan Post Holdings Co. Ltd. ...... 200 1,914
Kakaku.com, Inc. .............. 200 2,275
KDDI Corp. .................. 700 23,194
Kirin Holdings Co. Ltd. .......... 3,100 44,559
Komatsu Ltd. ................ 500 14,225
Kyowa Kirin Co. Ltd. ............ 400 6,301
Lawson, Inc. ................. 1,100 62,962
Marubeni Corp. ............... 7,600 129,631
Marui Group Co. Ltd. ........... 500 8,268
Mazda Motor Corp. ............ 100 1,212
Mitsubishi Corp. ............... 3,600 62,046
Mitsubishi Estate Co. Ltd. ........ 5,900 81,750
Mitsubishi HC Capital, Inc. ........ 100 709
Mitsubishi UFJ Financial Group, Inc. . 16,600 155,485
Mitsui & Co. Ltd. .............. 3,800 154,118
Mitsui Fudosan Co. Ltd. ......... 2,800 70,291
Mizuho Financial Group, Inc. ...... 8,000 145,293
MS&AD Insurance Group Holdings, Inc. 1,900 78,460
Murata Manufacturing Co. Ltd. ..... 2,200 44,423
Nexon Co. Ltd. ............... 100 1,596
Nidec Corp. ................. 1,200 44,756
Nikon Corp. ................. 1,600 16,329
Nintendo Co. Ltd. .............. 1,600 89,393
Nippon Express Holdings, Inc. ..... 500 29,761
Nissan Motor Co. Ltd. ........... 6,900 27,088
Nitto Denko Corp. ............. 500 41,479
Nomura Real Estate Holdings, Inc. .. 200 5,473
Nomura Research Institute Ltd. .... 300 9,175
Obayashi Corp. ............... 600 5,554
Oriental Land Co. Ltd. .......... 1,700 63,138
ORIX Corp. .................. 5,300 102,339
Otsuka Corp. ................ 600 25,247
Otsuka Holdings Co. Ltd. ........ 1,400 55,032
Panasonic Holdings Corp. ........ 13,300 125,270
Park24 Co. Ltd.
(d)
.............. 100 1,307
Recruit Holdings Co. Ltd. ........ 3,100 122,446
Security
Shares
Shares Value
Japan (continued)
Resona Holdings, Inc. .......... 1,900 $ 10,488
Ricoh Co. Ltd. ................ 400 3,144
Sega Sammy Holdings, Inc. ....... 6,500 95,664
Sekisui House Ltd. ............. 3,500 79,010
Shimadzu Corp. ............... 600 16,591
Shiseido Co. Ltd. .............. 1,800 50,178
Skylark Holdings Co. Ltd. ........ 100 1,631
SoftBank Corp. ............... 2,600 34,543
SoftBank Group Corp. .......... 900 38,854
Sompo Holdings, Inc. ........... 700 36,296
Sony Group Corp. ............. 300 29,420
Sumitomo Corp. .............. 1,100 25,298
Sumitomo Metal Mining Co. Ltd. .... 100 2,764
Sumitomo Mitsui Financial Group, Inc. 1,600 83,221
Suntory Beverage & Food Ltd. ..... 100 3,262
T&D Holdings, Inc. ............. 500 8,279
Tokio Marine Holdings, Inc. ....... 1,700 44,825
Tokyo Electron Ltd. ............ 1,000 185,572
Toyota Motor Corp. ............ 5,200 103,833
3,268,676
Luxembourg — 0.8%
ArcelorMittal SA ............... 4,467 123,021
Macau — 0.1%
Sands China Ltd.
(d)
............. 4,000 10,499
Netherlands — 5.9%
Adyen NV
(b) (c) (d)
............... 14 17,559
Argenx SE
(d)
................. 34 12,840
ASML Holding NV ............. 436 378,268
Euronext NV
(b) (c)
............... 60 5,277
ING Groep NV ................ 10,957 155,682
NN Group NV ................ 2,227 91,281
Shell plc .................... 6,510 201,825
862,732
New Zealand — 0.3%
Meridian Energy Ltd. ........... 3,685 12,484
Xero Ltd.
(d)
.................. 426 30,493
42,977
Norway — 1.1%
Equinor ASA ................. 4,343 124,284
Norsk Hydro ASA .............. 5,351 31,360
155,644
Singapore — 1.2%
CapitaLand Integrated Commercial
Trust .................... 900 1,342
DBS Group Holdings Ltd. ........ 1,600 37,897
Singapore Airlines Ltd. .......... 1,900 9,430
Singapore Technologies Engineering
Ltd. ..................... 1,300 3,602
Singapore Telecommunications Ltd. . 36,200 64,601
STMicroelectronics NV .......... 873 38,331
United Overseas Bank Ltd. ....... 1,100 23,186
178,389
South Africa — 0.1%
Anglo American plc ............ 727 17,330
Spain — 3.3%
Acciona SA .................. 324 41,911
Amadeus IT Group SA .......... 248 17,380
Banco Bilbao Vizcaya Argentaria SA . 11,024 103,179
Banco de Sabadell SA .......... 4,215 5,471
Banco Santander SA ........... 41,104 165,199

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Spain (continued)
Iberdrola SA
(d)
................ 4 $ 48
Industria de Diseno Textil SA ...... 2,434 104,071
Repsol SA .................. 1,359 20,070
Telefonica SA ................ 7,059 28,722
486,051
Sweden — 2.1%
Alfa Laval AB ................ 10 367
Assa Abloy AB , Class B ......... 1,313 36,010
Atlas Copco AB , Class A ......... 607 9,687
Atlas Copco AB , Class B ......... 2,126 29,441
Electrolux AB , Class B
(d)
......... 1,776 16,613
Elekta AB , Class B ............. 2,431 18,344
Essity AB , Class B ............. 159 3,734
H & M Hennes & Mauritz AB , Class B 4,669 65,874
Holmen AB , Class B ............ 99 3,901
Industrivarden AB , Class C ....... 49 1,540
Investor AB , Class B ............ 793 18,671
Saab AB , Class B ............. 413 26,593
Swedbank AB , Class A .......... 1,899 38,698
Tele2 AB , Class B ............. 1,330 11,340
Trelleborg AB , Class B .......... 993 30,224
311,037
Switzerland — 6.2%
ABB Ltd. (Registered) ........... 4,064 171,955
Flughafen Zurich AG (Registered) ... 200 41,265
Kuehne + Nagel International AG
(Registered) ............... 375 127,080
Logitech International SA (Registered) 981 82,240
Novartis AG (Registered) ........ 2,837 293,385
SGS SA (Registered) ........... 99 9,148
Sonova Holding AG (Registered) ... 368 117,612
Temenos AG (Registered) ........ 485 49,359
UBS Group AG (Registered) ...... 285 8,531
900,575
United Kingdom — 12.1%
3i Group plc ................. 164 5,134
AstraZeneca plc .............. 2,103 278,809
Auto Trader Group plc
(b) (c)
........ 8,015 73,737
Aviva plc ................... 1,361 7,429
BAE Systems plc .............. 9,894 147,386
Barclays plc ................. 12,684 23,571
BP plc ..................... 17,957 104,876
British Land Co. plc (The) ........ 5,793 27,845
BT Group plc ................. 17,600 24,935
Compass Group plc ............ 1,685 46,411
ConvaTec Group plc
(b) (c)
......... 8,579 26,109
Diageo plc .................. 3,118 112,616
Drax Group plc ............... 2,860 18,456
HSBC Holdings plc ............ 10,329 80,646
IG Group Holdings plc .......... 84 755
Intertek Group plc ............. 807 45,806
J Sainsbury plc ............... 8,339 28,471
Johnson Matthey plc ........... 2,393 49,341
Just Eat Takeaway.com NV
(b) (c) (d)
.... 2,168 32,735
Kingfisher plc ................ 4,590 12,762
Lloyds Banking Group plc ........ 48,560 26,031
London Stock Exchange Group plc .. 410 46,377
Man Group plc ............... 170 511
Marks & Spencer Group plc ....... 1,096 3,424
RELX plc ................... 962 39,706
Rightmove plc ................ 2,196 15,542
Rolls-Royce Holdings plc
(d)
....... 1,081 4,104
Smith & Nephew plc ............ 40 559
Security
Shares
Shares Value
United Kingdom (continued)
Smiths Group plc .............. 3,465 $ 71,010
Spectris plc .................. 270 12,569
Standard Chartered plc .......... 2,990 22,597
Tesco plc ................... 36,623 132,708
Unilever plc .................. 1,881 91,586
Vodafone Group plc ............ 144,775 123,079
Weir Group plc (The) ........... 80 1,839
WPP plc .................... 2,834 27,406
1,766,878
United States — 7.1%
CRH plc .................... 194 13,763
CSL Ltd. .................... 393 77,176
Experian plc ................. 768 31,966
GSK plc .................... 5,675 112,239
James Hardie Industries plc , CDI
(d)
.. 736 27,652
Nestle SA (Registered) .......... 3,375 384,583
Roche Holding AG ............. 429 123,546
Sanofi SA ................... 237 23,734
Schneider Electric SE ........... 711 139,676
Signify NV
(b) (c)
................ 1,948 58,410
Stellantis NV ................. 1,972 43,437
1,036,182
Total Common Stocks — 98.2%
(Cost: $ 12,519,940 ) .............................. 14,338,804
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
(Preference) ............... 130 12,702
Henkel AG & Co. KGaA (Preference) 566 43,389
56,091
Total Preferred Stocks — 0.4%
(Cost: $ 55,385 ) ................................ 56,091
Total Long-Term Investments — 98 .6%
(Cost: $ 12,575,325 ) .............................. 14,394,895
Short-Term Securities
Money Market Funds — 3.4%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.21% ...... 291,125 291,125
SL Liquidity Series, LLC, Money Market
Series , 5.49%
(h)
............. 199,805 199,885
Total Short-Term Securities — 3 .4%
(Cost: $ 491,010 ) ................................ 491,010
Total Investments — 102.0%
(Cost: $ 13,066,335 ) .............................. 14,885,905
Liabilities in Excess of Other Assets — (2.0) % ............ (294,116)
Net Assets — 100.0% .............................. $ 14,591,789

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage International Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 330,572 $ — $ (39,447)
(a)
$ — $ — $ 291,125 291,125 $ 11,449 $ —
SL Liquidity Series, LLC, Money
Market Series ......... — 199,885
(a)
— — — 199,885 199,805 6
(b)
—
$ — $ — $ 491,010 $ 11,455 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage International Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index ..................................................... 2 03/15/24 $ 223 $ 763
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 875,243 $ — $ 875,243
Austria .............................................. — 130,699 — 130,699
Belgium ............................................. 11,322 147,409 — 158,731
Brazil ............................................... — 4,032 — 4,032
China ............................................... 81,460 38,035 — 119,495
Denmark ............................................. — 663,137 — 663,137
Finland .............................................. — 67,887 — 67,887
France .............................................. — 1,247,921 — 1,247,921
Germany ............................................ — 1,293,198 — 1,293,198
Hong Kong ........................................... — 224,646 — 224,646
Ireland .............................................. — 20,894 — 20,894
Israel ............................................... — 58,820 — 58,820
Italy ................................................ — 314,110 — 314,110
Japan ............................................... — 3,268,676 — 3,268,676
Luxembourg .......................................... — 123,021 — 123,021
Macau .............................................. — 10,499 — 10,499
Netherlands ........................................... — 862,732 — 862,732
New Zealand .......................................... — 42,977 — 42,977
Norway .............................................. — 155,644 — 155,644
Singapore ............................................ — 178,389 — 178,389

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Sustainable Advantage International Equity Fund

Level 1 Level 2 Level 3 Total
South Africa ........................................... $ — $ 17,330 $ — $ 17,330
Spain ............................................... — 486,051 — 486,051
Sweden ............................................. — 311,037 — 311,037
Switzerland ........................................... — 900,575 — 900,575
United Kingdom ........................................ 68,308 1,698,570 — 1,766,878
United States .......................................... — 1,036,182 — 1,036,182
Preferred Securities ....................................... — 56,091 — 56,091
Short-Term Securities
Money Market Funds ...................................... 291,125 — — 291,125
$ 452,215 $ 14,233,805 $ — $ 14,686,020
Investments Valued at NAV
(a)
...................................... 199,885
$ 14,885,905
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 763 $ — $ — $ 763
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CDI Crest Depository Interests
MSCI Morgan Stanley Capital International
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)